Vanguard Global Environmental Opportunities Stock Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Global Environmental Opportunities Stock Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in a global portfolio of stocks of companies located in a number of countries throughout the world, including developed and emerging markets. The Fund invests in common and preferred stocks, both directly and indirectly (such as through depository receipts), and is not constrained with respect to market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in environmental companies (each, an “Environmental Company”). For purposes of the Fund’s 80% investment policy, the Fund’s advisor considers an Environmental Company to be one that (i) derives at least 50% of its revenue from activities deemed by the advisor to contribute positively to environmental change; and (ii) is involved in the process of reducing carbon dioxide emissions (a company that offers quantifiable carbon avoided products or services, as defined below). The advisor determines that a company contributes positively to environmental change by mapping such company’s revenues to certain industry sub-sectors that the advisor believes are aligned to the process of decarbonization. The advisor defines “carbon avoided” to mean the carbon emissions avoided by using a product or service that has fewer carbon emissions than the status quo product or service, thereby contributing to decarbonization. Such Environmental Companies are involved in activities related to the process of sustainable decarbonization, which may include, but are not limited to, (i) renewable energy (such as solar, wind, clean power, and smart grids and networks); (ii) electrification (through electric or autonomous vehicles, batteries, heating and cooling systems, air cleaners, and industrial electrification); and (iii) resource efficiency (in industries including manufacturing, waste management, construction, agriculture, consumer products and factories). The advisor may identify other activities or sectors that it considers qualifying as environmental activities. The Fund may invest a significant amount of its assets in a select geographic region or a particular country, such as the People’s Republic of China (“China”). The Fund may invest in A-shares of companies incorporated in China (“A-shares”), which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). The Fund may also invest in China through H-shares, which are shares of companies incorporated in China that are traded on the Hong Kong Stock Exchange. The Fund seeks to achieve its investment objective through an integrated investment approach. The advisor selects investments pursuant to an initial proprietary screening process, a fundamental research process, an assessment of the overall portfolio, and the ongoing monitoring of positions. In the initial proprietary screening process, the advisor (i) identifies and includes Environmental Companies (excluding those with revenues from oil, gas, and coal exploration and production that exceed 5%) as part of the initial universe creation, which typically is composed of companies distributed globally across a range of countries, market capitalizations, and sectors; and (ii) quantitatively assesses and ranks the companies in that initial universe utilizing traditional financial metrics and material sustainability factors. Financial metrics include, among others, measures of company growth and profitability, and sustainability metrics appraising companies across various ESG data points. This assessment provides direction for further qualitative analysis. In conducting its fundamental research process, the advisor undertakes a bottom-up investment process involving research into companies exhibiting (i) structural growth opportunities by reviewing both short- and long-term revenue; (ii) sustainable or persistent returns; and (iii) competitive advantages (attributes that give a company a favorable business position) relative to their peers both through (a) company factors, including technology, branding (a company’s efforts to distinguish its product from others in the market), and investments in research and development (a company’s efforts to develop new or improve existing products and services), and (b) market factors, such as pricing power, barriers to entry (costs a company incurs to enter an existing market) and consumer behaviors and preferences with respect to environmental issues. The advisor uses this research, as well as a company’s balance sheet and discussion with management to determine a company’s suitability for inclusion in the portfolio. In addition to potential discussions with a company’s management, the portfolio managers may conduct on-site due diligence visits in order to deepen their assessment of a company. After the proprietary screening and the fundamental research processes, the advisor confirms prospective companies do not include those that derive more than 5% of their revenues from the manufacture and sale of tobacco and tobacco-alternative products. The advisor then constructs a portfolio considering the risks of each position, as well as how the positions complement each other. Finally, on a periodic basis, the advisor will typically engage with the management team of each company held by the Fund as part of the advisor’s ongoing monitoring of ESG and financial considerations for existing holdings. In selecting securities, the advisor assesses the ESG criteria for each of the Fund’s investments meeting the 80% investment policy. The Fund will not invest in a company if the advisor determines that the company has material social and/or governance risks, even if the company otherwise meets the advisor’s environment and decarbonization criteria. Additionally, any deterioration in the ESG assessment of a held company will be factored into any decision to sell such security although not necessarily determinative of a sell decision. The intended outcome is a portfolio of approximately 25 companies with the potential to outperform the Fund’s performance benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. As a matter of fundamental policy, the Fund concentrates (i.e., invests more than 25% of its assets) in the securities of issuers whose principal business activities are in climate change-related industries. The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers, industries, or sectors as compared with diversified mutual funds. The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.